COMMON SHARES	12 Months Ended
Feb. 29, 2020
COMMON SHARES
COMMON SHARES

18.         COMMON SHARES

The Company has two classes of common shares, namely, Class A and Class B common shares, following the issuance of Class A common shares upon the IPO in October 2010.

Holders of Class A common shares and Class B common shares have the same rights except for voting and conversion rights. In respect of matters requiring shareholders’ vote, each Class A common share is entitled to one vote, and each Class B common share is entitled to ten votes. Each Class B common share is convertible into one Class A common share at any time by the holder thereof. Class A common shares are not convertible into Class B common shares under any circumstances.

The computation of ADSs below have been given effect to the Ratio Change as disclosed in Note 13.

During the years ended February 28, 2018, 2019 and February 29, 2020, 900,000, nil and 3,614,796 Class B common shares were converted into 900,000, nil and 3,614,796 Class A common shares, respectively.

During the years ended February 28, 2018, 2019 and February 29, 2020, 2,314,190, 2,073,711 and 2,239,239 Class A common shares were issued in connection with vested shares, representing 6,942,570, 6,221,133 and 6,717,717 ADSs, respectively.

During the years ended February 28, 2018, 2019 and February 29, 2020, 76,491, 232,024 and 114,793 Class A common shares were issued upon exercise of share options, representing 229,473, 696,072 and 344,379 ADSs, respectively.

During the years ended February 28, 2018, 2019 and February 29, 2020, nil, 20,502 and 24,702 Class A common shares were issued as consideration for the business acquisitions, respectively.

During the years ended February 28, 2018, 2019 and February 29, 2020, 16,380,780, 443,091 and 401,074 Class A common shares issued to bond holders were converted into 49,142,340, 1,329,273 and 1,203,222 ADSs, respectively.

During the year ended February 28, 2018, the Company issued 135,264 common shares to noncontrolling shareholders in relation to the purchase of the remaining noncontrolling interests of certain consolidated subsidiaries.

On January 5, 2018, the Company entered into a subscription agreement with certain investors (the “Purchasers”), pursuant to which the Company issued 5,464,481 Class A common shares to the Purchasers in a private placement for aggregate proceeds of $500,000 which was received on January 12, 2018. On February 18, 2019, the Company entered into another subscription agreement with the Purchasers, pursuant to which the Company issued 5,329,922 Class A common shares to the Purchasers in a private placement for aggregate proceeds of $500,000 which was received on February 25, 2019.